TAXES ON INCOME (Summary of open tax years) (Details)	12 Months Ended
Dec. 31, 2019
Israel [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2014
Israel [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
The United States [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2016
The United States [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Japan [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
Japan [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
United Kingdom [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
United Kingdom [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Canada [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
Canada [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
China [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2016
China [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Spain [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Spain [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
India [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019
Australian [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2019